Schedule of Total Assets by Geographic Regions (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Geographical Information [Line Items]
Total assets	$ 119,067,289	$ 114,650,508	$ 72,493,363
United States [Member]
Schedule Of Geographical Information [Line Items]
Total assets		104,919,955	64,860,527
Mexico [Member]
Schedule Of Geographical Information [Line Items]
Total assets		4,912,973	2,054,782
Netherlands [Member]
Schedule Of Geographical Information [Line Items]
Total assets		2,648,464	4,675,136
Other Country [Member]
Schedule Of Geographical Information [Line Items]
Total assets		$ 2,169,116	$ 902,918